PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Accounts payable	$ (3,384,888)	$ (6,645,713)
Other receivables	4,763,446	7,972,312
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(171,275)	(307,294)
InterCement Trading e Inversiones S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(944,321)	(1,694,215)
Other receivables	2,163,306	3,688,455
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(2,269,292)	(4,644,204)
Other receivables	$ 2,600,140	$ 4,283,857